Income Taxes (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Loss Carryforwards	$ 17,600,000	$ 16,500,000	$ 9,980,000
Deferred Tax Assets, Net of Valuation Allowance	$ 0	0	0
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount		$ 2,520,000	$ 1,230,000
Maximum [Member]
Operating Loss Carryforwards, Expiration Date 1	2035	2034
Minimum [Member]
Operating Loss Carryforwards, Expiration Date 1	2027	2027